Contingencies - Additional Information (Detail)							1 Months Ended
	Dec. 12, 2017 USD ($)	Aug. 01, 2017 USD ($)	Aug. 01, 2017 MXN ($)	Jun. 11, 2015 MXN ($)	Jul. 08, 2011 MXN ($)	Apr. 04, 2011 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of contingent liabilities [abstract]
Accrued reserve on contingent liabilities								$ 9,502,852,000	$ 7,812,689,000
Legal proceedings damage sought by plaintiffs	$ 153,000,000	$ 12,820	$ 800,000,000	$ 2,094,232,000	$ 1,552,730,000	$ 193,713,000	$ 139,870,000